UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10533
Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	6/1/2004 - 8/31/2004

Item 1.    Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST-LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS-83.0%
	LOUISIANA - 64.3%

$8,000	East Baton Rouge for Rhone-Poulenc Inc., 1.36%, 12/1/11(a)		$8,000
8,000	Lake Charles HRB District Revenue for Conoco, Project A, 1.36%, 9/1/29(a)		8,000
8,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 1.35%, 8/1/07(a)		8,000
17,000	Louisiana Environment Facilities Community DAR, Series A, 1.34%, 11/01/34(a)		17,000
16,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.36%, 9/1/14(a)		16,000
17,000	Louisiana PFA for Equip. & Capital Facilities, Pooled - A, 1.39%, 7/1/28(a)		17,000
8,000	Louisiana PFA for Kenner Hotel Limited, 1.32%,12/1/15(a)		8,000
8,000	Louisiana PFA, Multi-family, 1.35%, 6/15/31(a)		8,000
8,000	Louisiana University Agriculture & Mechanical College, 1.32%, 7/1/30(a)		8,000
8,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.31%, 7/1/21(a)		8,000
8,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.33%, 7/1/18(a)		8,000
			114,000

	PUERTO RICO - 18.7%
16,000	Puerto Rico Government Development Bank, 1.25%, 12/1/15(a)		16,000
17,000	Puerto Rico Highway & Transportation Authority, Series A, 1.32%, 07/1/28(a)		17,000
			33,000

	Total Investments (Cost $147,000)	83.0%	147,000

	Other Assets, Less Liabilities	17.0%	30,179
	Net Assets	100.0%	$177,179

RESERVE MUNICIPAL MONEY-MARKET TRUST-MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS- AUGUST 31, 2004 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS - 74.8%
	MINNESOTA - 68.1%

$55,000	Andover Senior Housing for Presbyterian Homes, 1.33%, 11/15/33 (a)		$55,000
60,000	Brooklyn Center for Brookdale Corp II, 1.40%, 12/1/14 (a)		60,000
55,000	Burnsville IDA for Super Value Stores, 1.50%, 12/1/13(a)		55,000
35,000	Cohasset for Minnesota Power & Light, Project B, 1.35%, 6/1/13 (a)		35,000
40,000	Duluth Tax for Lake Superior Paper, 1.30%, 9/1/10 (a)		40,000
74,000	Hennepin County, Series B, 1.17%, 12/1/20 (a)		74,000
40,000	Hennepin County, Series C, 1.17%, 12/1/10 (a)		40,000
60,000	Mankato Multi-family Revenue for Highland Park, 1.40%, 5/1/27(a)		60,000
35,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 1.35%, 10/1/32(a)		35,000
60,000	Roseville Private School Facility Revenue for Northwestern College, 1.40%, 11/1/22(a)		60,000
60,000	St. Louis Park Revenue for Catholic Finance Corp., 1.35%, 10/1/25(a)		60,000
60,000	St. Paul Housing & Redev. Authority District Heating Revenue, 1.30%, 12/1/12(a)		60,000
40,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.33%, 10/1/33(a)		40,000
39,000	University of Minnesota, Series A, 1.35%, 7/1/08 (a)		39,000
			713,000
	PUERTO RICO - 6.7%
35,000	Puerto Rico Government Development Bank, 1.25%, 12/1/15 (a)		35,000
35,000	Puerto Rico Highway & Transportation Authority, Series A, 1.32%, 7/1/28 (a)		35,000
			70,000

	Total Investments (Cost $783,000)	74.8%	783,000
	Other Assets, Less Liabilities	25.2	264,176
	Net Assets	100.0%	$1,047,176

Security Type Abbreviations:

DAR -	Development Authority Revenue Bonds
HEFA -	Health & Education Facilities Authority
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PFA -	Public Finance Authority
WSR -	Water & Sewer System Revenue Bonds

(a)               Variable rate securities.  The interest rates as reported on August 31, 2004 are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)              Securities are collateralized by bank letters of credit or other credit agreements

Item 2.    Controls and Procedures

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)   The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.    Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Municipal Money-Market Trust
By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Cheif Executive Officer

Date        October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Cheif Executive Officer

By (Signature and Title)*	/s/ Arthur Bent
Arthur Bent Treasurer and Chief Financial Officer

Date        October 29, 2004

*  Print the name and title of each signing officer under his or her signature.